Business Combinations	12 Months Ended
Jun. 30, 2014
BUSINESS COMBINATIONS [Abstract]
Business Combinations
16.	BUSINESS COMBINATION

On June 20, 2014, the Company completed the acquisition of CJOL from Jobs DB Inc. (“Jobs DB”), with a total consideration of US$15,720 (RMB96,804) .

CJOL was acquired by SEEK as part of its acquisition of Jobs DB in May 2011. SEEK acquired its controlling interest on Zhaopin Limited on February 19, 2013. Accordingly, Zhaopin and CJOL were under the common control of SEEK from February 19, 2013. Since Zhaopin and CJOL were controlled by SEEK both before and after the acquisition, this transaction is accounted for as a business combination under common control. Therefore, in accordance with ASC subtopic 805-50, the consolidated financial statements of the Company include the acquired assets and liabilities as well as the noncontrolling interest of CJOL at their historical carrying amounts of approximately RMB75,753.

In addition, the Company’s consolidated financial statements as of and for the years ended June 30, 2013 and 2014 reflect the results of the combined entities and businesses of the Company and CJOL as if they had been combined from February 19, 2013, the date when the Company came under the control of SEEK. The excess of the purchase price over the historical carrying amount of the acquired assets and liabilities was deemed to be a dividend distribution to SEEK.

The allocation of the consideration of the assets acquired and liabilities assumed based on their historical carrying amounts was as follows:

As of June 20, 2014
RMB
Total consideration	96,804

Cash and cash equivalents	34,249
Prepayments and other current assets	6,837
Property and equipment, net	1,515
Other tangible assets acquired	861
Identifiable intangible assets – brand name	16,500
Identifiable intangible assets – customer relationship	156
Goodwill	62,548

Total assets acquired	122,666
Salaries and welfare payable	(4,142)
Taxes payable	(2,132)
Deferred tax liability	(6,680)
Other liabilities acquired	(356)
Deferred revenues - current	(23,964)
Noncontrolling interest	(9,639)
Deemed dividend to SEEK	21,051

Total	96,804